Allowance for Loan Losses and Credit Quality Information (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	85	78
Pre-modification Outstanding Recorded Investment	$ 25,678	$ 33,461
Post-modification Outstanding Recorded Investment	21,665	29,129
1-4 family [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	33	17
Pre-modification Outstanding Recorded Investment	3,991	4,567
Post-modification Outstanding Recorded Investment	3,979	4,246
Residential developments [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	11	11
Pre-modification Outstanding Recorded Investment	16,280	8,118
Post-modification Outstanding Recorded Investment	12,585	7,908
Other [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	6	9
Pre-modification Outstanding Recorded Investment	2,814	7,473
Post-modification Outstanding Recorded Investment	2,586	6,432
Consumer [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	28	17
Pre-modification Outstanding Recorded Investment	1,715	626
Post-modification Outstanding Recorded Investment	1,729	598
Construction/development [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	1	3
Pre-modification Outstanding Recorded Investment	92	2,361
Post-modification Outstanding Recorded Investment	0	1,096
Other [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	6	21
Pre-modification Outstanding Recorded Investment	786	10,316
Post-modification Outstanding Recorded Investment	$ 786	$ 8,849